Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders Equity Note [Line Items]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	22,417,400
Retained earnings available for dividends to shareholders	¥ 310,522
Undistributed earnings of affiliated companies accounted for by equity method investment	7,891	30,809
Gain (loss) due to foreign currency translation adjustments transferred from AOCI to net income	14,655	(832)	2,289
Other-than-temporary impairment loss on shares of S-LCD
Stockholders Equity Note [Line Items]
Gain (loss) due to foreign currency translation adjustments transferred from AOCI to net income	¥ 12,772